INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION
	Software	License	Patents	Total
Cost
Balance, December 31, 2021	$450,429	$850,000	$-	$1,300,429
Additions	910,197	-	42,961,382	43,871,579
Translation differences	(32,325)	-	-	(32,385)

Balance, December 31, 2022	1,328,301	850,000	42,961,382	45,139,683
Additions	369,771	-	56,104	425,875
Translation differences	(132,405)	-	-	(132,405)

Balance, September 30, 2023	$1,565,667	$850,000	43,017,486	$45,433,153

Accumulated depreciation
Balance, December 31, 2021	$-	$-	-	$-
Depreciation	-	-	-	-
Balance, December 31, 2022	-	-	-	-
Depreciation	-	-	-	-
Balance, September 30, 2023	$-	$-	-	$-

Net book value
At December 31, 2022	$1,328,301	$850,000	42,961,382	$45,139,683
At September 30, 2023	$1,565,667	$850,000	43,017,486	$45,433,153